Summary of Significant Accounting Policies - Summary of Restricted Cash and Investments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of Restricted Cash and Investments [Abstract]
Tax and labor litigation deposits in Brazil	$ 240	$ 276
Escrow and cash collections related to receivable sales	88	88
Other restricted cash	15	7
Total Restricted Cash and Investments	$ 343	$ 371